UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

October 1, 2016 to October 31, 2016

Commission File Number of issuing entity: 333-205844-01

Central Index Key Number of issuing entity: 0001668589

HYUNDAI AUTO RECEIVABLES TRUST 2016-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-205844

Central Index Key Number of depositor: 0001260125

HYUNDAI ABS FUNDING, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001541028

HYUNDAI CAPITAL AMERICA

(Exact name of sponsor as specified in its charter)

Charley Changmin Yoon

(949) 732-2825

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

33-0978453

(I.R.S. Employer Identification No. of the depositor)

3161 MICHELSON DRIVE, SUITE 1900

IRVINE, CALIFORNIA 92612

(Address of principal executive offices of the issuing entity)

(949) 732-2697

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒
Asset Backed Notes, Class A-2-A	☐	☐	☒
Asset Backed Notes, Class A-2-B	☐	☐	☒
Asset Backed Notes, Class A-3	☐	☐	☒
Asset Backed Notes, Class A-4	☐	☐	☒
Asset Backed Notes, Class B	☐	☐	☒
Asset Backed Notes, Class C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Hyundai Auto Receivables Trust 2016-A are set forth in the Monthly Servicer’s Report attached as Exhibit 99.1.

No assets securitized by Hyundai ABS Funding, LLC (the “Securitizer”) and held by Hyundai Auto Receivables Trust 2016-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from October 1, 2016 to October 31, 2016.  Please refer to the Form ABS-15G filed by the Securitizer on February 3, 2016 for additional information.  The CIK number of the Securitizer is 0001260125.

PART II – OTHER INFORMATION

Item 10. Exhibits.

99.1	Monthly Servicer’s Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: November 22, 2016	HYUNDAI ABS FUNDING, LLC (Depositor)

	By:	/s/ Charley Changmin Yoon
		Name:	Charley Changmin Yoon
		Title:	President and Secretary

S-1

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly Servicer’s Report for the period from October 1, 2016 to October 31, 2016.